Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment shares	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Operating segment (in segment) | segment	1	1
Reporting units	1	1
Risk-adjusted discount rates	27.00%	27.00%
Revenue growth rate
Impairment on goodwill	¥ 186,170	$ 26,622
Impairment of long-lived assets (in Dollars) | $
Impairment on intangible assets	398,835	57,033
Other income	8,446	1,208	1,588		6,853
Advertising and market promotion expenses	6,163	$ 881	6,916		1,350
Employee benefits	¥ 21,358		¥ 20,060		¥ 18,181		$ 3,054
Value added tax rates	13.00%	13.00%
Percentage of general reserve fund	10.00%	10.00%
Percentage of reserve	50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%
Percentage of surplus fund	50.00%	50.00%
Title and position of individual	Chief Executive Officer	Chief Executive Officer
CODM, description	The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company.	The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company.
Reporting segments	1	1
Weiliantong Earn-out Target 2023 [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)			403,089	403,089	403,089	403,089
Weiliantong acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)			636,691	636,691
Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment on goodwill | ¥	¥ 186,170
Impairment on intangible assets | ¥	¥ 398,835
US [Member]
Summary of Significant Accounting Policies [Line Items]
Rate percentage	1						1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Rate percentage	6.9931						6.9931
HCHY [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%						49.00%
SXFJ [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%						49.00%
Scienjoy Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%						49.00%
SJ Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	10.00%						10.00%
Scenovo SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%						49.00%
Fashionfly Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%						30.00%
Techjoy SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%						30.00%
SH Entertainment [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%						30.00%
Weiliantong acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)	636,691	636,691			636,691	636,691